8. Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses
	June 30,	December 31,
	2019	2018
Accrued operating expenses	$777,682	$240,941
Accrued wages and related expenses	599,749	490,961
Accrued interest expense	72,109	10,958
Accrued sales tax payable	419,032	401,282
	$1,868,572	$1,144,142

	December 31,	December 31,
	2018	2017
Accrued operating expenses	240,941	153,946
Accrued stock compensation expense	–	100,000
Accrued wages and related expenses	490,961	377,305
Accrued Interest	10,958	–
Accrued sales tax payable	401,282	624,864
	$1,144,142	$1,256,115